11A. Land use right, net (Tables)	12 Months Ended
Dec. 31, 2013
ZHEJIANG JIAHUAN
Schedule Land use right
		(Unaudited)
	2013	2012
	RMB’000	RMB’000

Land use right	7,987	7,987
Less: Accumulated amortisation	(1,210)	(1,047)

	6,777	6,940

		(Unaudited)	(Unaudited)
	2013	2012	2011
	RMB’000	RMB’000	RMB’000

Amortisation expense	163	163	163

ZHEJIANG TIANLAN
Schedule Land use right
	2013	2012
	RMB’000	RMB’000

Land use right	7,361	7,315
Less: Accumulated amortisation	(1,167)	(980)

	6,194	6,335

	2013	2012	2011
	RMB’000	RMB’000	RMB’000

Amortisation expense	141	177	148